UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08265

Morgan Stanley S&P 500 Index Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	August 31, 2006

Date of reporting period:	May 31, 2006

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley S&P 500 Index Fund

Portfolio of Investments May 31, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (98.5%)
	Advertising/Marketing Services (0.2%)
48,472	Interpublic Group of Companies, Inc. (The)*	461,938
20,130	Omnicom Group, Inc.	1,914,564
		2,376,502
	Aerospace & Defense (1.6%)
90,113	Boeing Co.	7,501,907
45,067	General Dynamics Corp.	2,868,064
13,894	Goodrich Corp.	592,301
13,653	L-3 Communications Holdings, Inc.	996,123
40,336	Lockheed Martin Corp.	2,923,957
39,485	Northrop Grumman Corp.	2,553,890
50,227	Raytheon Co.	2,302,908
19,397	Rockwell Collins, Inc.	1,059,076
		20,798,226
	Agricultural Commodities/Milling (0.2%)
73,611	Archer-Daniels-Midland Co.	3,060,009

	Air Freight/Couriers (1.0%)
34,213	FedEx Corp.	3,738,455
122,959	United Parcel Service, Inc. (Class B)	9,904,347
		13,642,802
	Airlines (0.1%)
79,723	Southwest Airlines Co.	1,283,540

	Aluminum (0.2%)
98,156	Alcoa, Inc.	3,113,508

	Apparel/Footwear (0.3%)
43,161	Coach, Inc.*	1,255,122
12,858	Jones Apparel Group, Inc.	417,114
11,836	Liz Claiborne, Inc.	457,698
21,309	Nike, Inc. (Class B)	1,711,326
9,923	V.F. Corp.	624,454
		4,465,714
	Apparel/Footwear Retail (0.3%)
64,620	Gap, Inc. (The)	1,176,084
39,206	Limited Brands, Inc.	1,064,835
24,612	Nordstrom, Inc.	906,460
51,868	TJX Companies, Inc. (The)	1,229,790
		4,377,169
	Auto Parts: O.E.M. (0.2%)
16,764	Eaton Corp.	1,232,825
21,861	Johnson Controls, Inc.	1,861,901
		3,094,726
	Automotive Aftermarket (0.0%)
6,905	Cooper Tire & Rubber Co.	78,579
19,926	Goodyear Tire & Rubber Co. (The)*	253,459
		332,038
	Beverages: Alcoholic (0.4%)
87,408	Anheuser-Busch Companies, Inc.	3,989,301
9,363	Brown-Forman Corp. (Class B)	714,397
22,197	Constellation Brands Inc. (Class A)*	548,266
6,462	Molson Coors Brewing Co. (Class B)	418,608
		5,670,572
	Beverages: Non-Alcoholic (0.9%)
231,936	Coca-Cola Co. (The)	10,212,142
34,161	Coca-Cola Enterprises Inc.	671,605
15,225	Pepsi Bottling Group, Inc. (The)	477,152
		11,360,899

	Biotechnology (1.3%)
131,573	Amgen Inc.*	8,893,019
38,741	Biogen Idec Inc.*	1,806,493
29,249	Genzyme Corp.*	1,740,315
52,047	Gilead Sciences, Inc.*	2,983,855
28,761	MedImmune, Inc.*	915,175
5,863	Millipore Corp.*	406,892
		16,745,749
	Broadcasting (0.2%)
58,189	Clear Channel Communications, Inc.	1,792,221
25,173	Univision Communications, Inc. (Class A)*	904,969
		2,697,190
	Building Products (0.2%)
20,068	American Standard Companies, Inc.	852,689
46,870	Masco Corp.	1,453,907
		2,306,596
	Cable/Satellite TV (0.6%)
240,781	Comcast Corp. (Class A)*	7,736,294

	Casino/Gaming (0.2%)
20,726	Harrah’s Entertainment, Inc.	1,576,005
37,962	International Game Technology	1,413,325
		2,989,330
	Chemicals: Agricultural (0.2%)
30,328	Monsanto Co.	2,552,404

	Chemicals: Major Diversified (0.8%)
108,919	Dow Chemical Co. (The)	4,342,600
103,577	Du Pont (E.I.) de Nemours & Co.	4,405,130
9,191	Eastman Chemical Co.	518,189
13,934	Engelhard Corp.	542,451
12,710	Hercules Inc.*	196,624
16,215	Rohm & Haas Co.	817,398
		10,822,392
	Chemicals: Specialty (0.3%)
25,065	Air Products & Chemicals, Inc.	1,625,465
8,024	Ashland Inc.	501,500
36,341	Praxair, Inc.	1,915,171
7,529	Sigma-Aldrich Corp.	522,663
		4,564,799
	Commercial Printing/Forms (0.1%)
24,315	Donnelley (R.R.) & Sons Co.	782,457

	Computer Communications (1.1%)
46,953	Avaya Inc.*	554,515
692,473	Cisco Systems, Inc.*	13,627,869
18,166	QLogic Corp.*	324,808
		14,507,192
	Computer Peripherals (0.4%)
267,591	EMC Corp.*	3,425,165
12,192	Lexmark International, Inc. (Class A)*	697,992
42,126	Network Appliance, Inc.*	1,348,032
45,128	Seagate Technology Inc. (Escrow) (a)*	0
		5,471,189
	Computer Processing Hardware (1.9%)
95,888	Apple Computer, Inc.*	5,731,226
264,976	Dell, Inc.*	6,725,091
29,755	Gateway, Inc.*	51,179
318,444	Hewlett-Packard Co.	10,311,217
20,491	NCR Corp.*	800,788
389,663	Sun Microsystems, Inc.*	1,815,829
		25,435,330
	Construction Materials (0.1%)
11,303	Vulcan Materials Co.	882,199

	Containers/Packaging (0.2%)
11,741	Ball Corp.	439,348
11,855	Bemis Company, Inc.	360,392
16,132	Pactiv Corp.*	397,976

9,164	Sealed Air Corp.	472,587
12,481	Temple-Inland Inc.	536,808
		2,207,111
	Contract Drilling (0.4%)
35,581	Nabors Industries, Ltd. (Bermuda)*	1,277,714
15,442	Noble Corp. (Cayman Islands)	1,073,682
12,307	Rowan Companies, Inc.	490,065
36,700	Transocean Inc. (Cayman Islands)*	2,986,279
		5,827,740
	Data Processing Services (0.9%)
13,232	Affiliated Computer Services, Inc. (Class A)*	660,541
65,252	Automatic Data Processing, Inc.	2,967,008
20,997	Computer Sciences Corp.*	1,181,081
15,743	Convergys Corp.*	293,450
86,366	First Data Corp.	3,982,336
20,772	Fiserv, Inc.*	896,312
37,609	Paychex, Inc.	1,380,626
		11,361,354
	Department Stores (0.5%)
6,935	Dillard’s, Inc. (Class A)	188,771
30,648	Federated Department Stores, Inc.	2,232,094
38,815	Kohl’s Corp.*	2,083,977
26,147	Penney (J.C.) Co., Inc.	1,588,692
		6,093,534
	Discount Stores (1.8%)
12,828	Big Lots, Inc.*	208,070
53,271	Costco Wholesale Corp.	2,819,634
35,648	Dollar General Corp.	581,062
17,482	Family Dollar Stores, Inc.	436,700
11,237	Sears Holdings Corp.*	1,706,563
98,985	Target Corp.	4,842,346
281,253	Wal-Mart Stores, Inc.	13,626,708
		24,221,083
	Drugstore Chains (0.5%)
92,030	CVS Corp.	2,567,637
113,948	Walgreen Co.	4,626,289
		7,193,926
	Electric Utilities (3.0%)
73,856	AES Corp. (The)*	1,358,950
18,372	Allegheny Energy, Inc.*	669,843
23,052	Ameren Corp.	1,140,843
44,328	American Electric Power Co., Inc.	1,519,121
34,914	CenterPoint Energy, Inc.	418,619
24,855	CMS Energy Corp.*	319,138
27,633	Consolidated Edison, Inc.	1,218,615
20,092	Constellation Energy Group, Inc.	1,038,756
39,122	Dominion Resources, Inc.	2,839,475
20,019	DTE Energy Co.	809,168
139,530	Duke Energy Corp.	3,937,537
36,682	Edison International	1,439,402
23,401	Entergy Corp.	1,640,644
75,122	Exelon Corp.	4,252,656
37,135	FirstEnergy Corp.	1,946,617
45,435	FPL Group, Inc.	1,809,676
38,879	PG&E Corp.	1,542,719
11,165	Pinnacle West Capital Corp.	439,789
42,810	PPL Corp.	1,274,454
28,405	Progress Energy, Inc.	1,194,146
28,225	Public Service Enterprise Group, Inc.	1,798,779
83,510	Southern Co. (The)	2,669,815
23,455	TECO Energy, Inc.	352,294
52,101	TXU Corp.	2,985,387
45,464	Xcel Energy, Inc.	853,359
		39,469,802
	Electrical Products (0.4%)
19,351	American Power Conversion Corp.	380,828
10,336	Cooper Industries Ltd. (Class A) (Bermuda)	920,524
46,319	Emerson Electric Co.	3,822,244
16,042	Molex Inc.	569,491
		5,693,087

	Electronic Components (0.2%)
19,656	Jabil Circuit, Inc.*	684,422
20,729	SanDisk Corp.*	1,166,421
59,915	Sanmina-SCI Corp.*	281,600
102,968	Solectron Corp.*	366,566
		2,499,009
	Electronic Equipment/Instruments (0.5%)
48,273	Agilent Technologies, Inc.*	1,684,245
188,721	JDS Uniphase Corp.*	571,825
19,954	Rockwell Automation, Inc.	1,362,459
28,483	Symbol Technologies, Inc.	338,093
9,188	Tektronix, Inc.	286,298
18,259	Thermo Electron Corp.*	670,836
104,853	Xerox Corp.*	1,439,632
		6,353,388
	Electronic Production Equipment (0.3%)
178,628	Applied Materials, Inc.	3,020,599
22,464	KLA-Tencor Corp.	921,923
15,017	Novellus Systems, Inc.*	347,794
22,303	Teradyne, Inc.*	347,258
		4,637,574
	Electronics/Appliance Stores (0.2%)
45,782	Best Buy Co., Inc.	2,426,446
17,141	Circuit City Stores - Circuit City Group	514,915
15,157	RadioShack Corp.	254,941
		3,196,302
	Electronics/Appliances (0.2%)
32,337	Eastman Kodak Co.	779,645
7,391	Harman International Industries, Inc.	626,239
8,753	Whirlpool Corp.	787,070
		2,192,954
	Engineering & Construction (0.1%)
9,775	Fluor Corp.	856,877

	Environmental Services (0.2%)
27,218	Allied Waste Industries, Inc.*	324,711
62,182	Waste Management, Inc.	2,277,105
		2,601,816
	Finance/Rental/Leasing (1.5%)
33,901	Capital One Financial Corp.	2,805,986
22,492	CIT Group, Inc.	1,156,089
67,889	Countrywide Financial Corp.	2,598,791
108,973	Fannie Mae	5,421,407
77,798	Freddie Mac	4,670,992
6,849	Ryder System, Inc.	370,051
46,984	SLM Corp.	2,525,860
		19,549,176
	Financial Conglomerates (4.6%)
139,345	American Express Co.	7,574,794
561,956	Citigroup, Inc.	27,704,431
392,428	JPMorgan Chase & Co.	16,733,130
31,468	Principal Financial Group, Inc.	1,719,726
55,731	Prudential Financial, Inc.	4,243,916
37,491	State Street Corp.	2,328,191
		60,304,188
	Financial Publishing/Services (0.3%)
14,570	Equifax, Inc.	525,686
41,340	McGraw-Hill Companies, Inc. (The)	2,133,144
27,388	Moody’s Corp.	1,432,392
		4,091,222
	Food Distributors (0.2%)
69,727	SYSCO Corp.	2,132,252

	Food Retail (0.4%)
41,522	Albertson’s, Inc.	1,063,378
81,680	Kroger Co.*	1,642,585

50,630	Safeway Inc.	1,193,855
15,333	Supervalu, Inc.	447,110
15,641	Whole Foods Market, Inc.	1,016,665
		5,363,593
	Food: Major Diversified (1.5%)
20,748	Campbell Soup Co.	730,122
58,462	ConAgra Foods Inc.	1,321,241
40,101	General Mills, Inc.	2,080,841
37,718	Heinz (H.J.) Co.	1,597,357
28,304	Kellogg Co.	1,333,118
186,530	PepsiCo, Inc.	11,277,604
85,582	Sara Lee Corp.	1,452,327
		19,792,610
	Food: Meat/Fish/Dairy (0.1%)
15,277	Dean Foods Co.*	545,389
28,368	Tyson Foods, Inc. (Class A)	454,172
		999,561
	Food: Specialty/Candy (0.2%)
20,177	Hershey Co. (The)	1,148,273
14,931	McCormick & Co., Inc. (Non-Voting)	514,373
24,974	Wrigley (Wm.) Jr. Co.	1,141,811
		2,804,457
	Forest Products (0.2%)
11,938	Louisiana-Pacific Corp.	289,616
27,387	Weyerhaeuser Co.	1,751,672
		2,041,288
	Gas Distributors (0.2%)
33,920	Dynegy, Inc. (Class A)*	179,098
19,655	KeySpan Corp.	786,790
4,975	Nicor Inc.	203,875
30,696	NiSource, Inc.	668,252
4,317	Peoples Energy Corp.	161,974
29,094	Sempra Energy	1,308,357
		3,308,346
	Home Building (0.3%)
13,823	Centex Corp.	659,219
30,602	D.R. Horton, Inc.	806,669
8,653	KB Home	443,033
15,433	Lennar Corp. (Class A)	739,395
24,089	Pulte Homes, Inc.	782,170
		3,430,486
	Home Furnishings (0.1%)
20,534	Leggett & Platt, Inc.	521,358
30,905	Newell Rubbermaid, Inc.	817,746
		1,339,104
	Home Improvement Chains (1.1%)
239,167	Home Depot, Inc. (The)	9,117,046
88,034	Lowe’s Companies, Inc.	5,482,757
12,486	Sherwin-Williams Co.	603,948
		15,203,751
	Hospital/Nursing Management (0.3%)
45,928	HCA, Inc.	2,041,500
27,094	Health Management Associates, Inc. (Class A)	564,910
8,902	Manor Care, Inc.	413,409
52,951	Tenet Healthcare Corp.*	419,372
		3,439,191
	Hotels/Resorts/Cruiselines (0.4%)
48,883	Carnival Corp. (Panama)	1,950,921
37,104	Hilton Hotels Corp.	1,018,876
18,265	Marriott International, Inc. (Class A)	1,321,107
24,300	Stanwood Hotels & Resorts Worldwide, Inc.	1,484,730
		5,775,634
	Household/Personal Care (2.3%)
8,505	Alberto-Culver Co.	395,567
50,721	Avon Products, Inc.	1,607,856
16,900	Clorox Co. (The)	1,067,911
58,022	Colgate-Palmolive Co.	3,501,047
13,416	Estee Lauder Companies, Inc. (The) (Class A)	549,251

8,888	International Flavors & Fragrances, Inc.	316,324
51,886	Kimberly-Clark Corp.	3,147,924
370,311	Procter & Gamble Co. (The)	20,089,372
		30,675,252
	Industrial Conglomerates (5.3%)
85,002	3M Co.	7,111,267
26,710	Danaher Corp.	1,712,378
1,173,543	General Electric Co.**	40,205,583
93,516	Honeywell International, Inc.	3,850,989
36,870	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	1,607,901
20,796	ITT Industries, Inc.	1,084,511
14,903	Textron, Inc.	1,355,130
226,906	Tyco International Ltd. (Bermuda)	6,151,422
114,324	United Technologies Corp.	7,147,536
		70,226,717
	Industrial Machinery (0.3%)
46,176	Illinois Tool Works Inc.	2,292,638
13,480	Parker Hannifin Corp.	1,051,710
		3,344,348
	Industrial Specialties (0.2%)
20,526	Ecolab Inc.	794,561
18,614	PPG Industries, Inc.	1,197,625
		1,992,186
	Information Technology Services (1.3%)
20,094	Citrix Systems, Inc.*	755,132
57,928	Electronic Data Systems Corp.	1,420,395
176,459	International Business Machines Corp.	14,099,074
38,501	Unisys Corp.*	253,337
		16,527,938
	Insurance Brokers/Services (0.2%)
36,248	AON Corp.	1,292,241
61,585	Marsh & McLennan Companies, Inc.	1,726,228
		3,018,469
	Integrated Oil (5.4%)
250,637	Chevron Corp.	14,985,586
185,733	ConocoPhillips	11,755,042
687,494	Exxon Mobil Corp.	41,875,260
9,011	Hess Corp.	1,351,650
18,591	Murphy Oil Corp.	980,303
		70,947,841
	Internet Retail (0.1%)
34,736	Amazon.com, Inc.*	1,202,213

	Internet Software/Services (1.0%)
22,756	Google, Inc. (Class A)*	8,461,136
27,536	VeriSign, Inc.*	618,183
142,072	Yahoo!, Inc.*	4,488,054
		13,567,373
	Investment Banks/Brokers (2.5%)
28,220	Ameriprise Financial, Inc.	1,291,630
13,439	Bear Stearns Companies, Inc. (The)	1,797,466
47,051	E*TRADE Group, Inc.*	1,141,928
49,088	Goldman Sachs Group, Inc. (The)	7,409,834
60,889	Lehman Brothers Holdings Inc.	4,055,816
103,390	Merrill Lynch & Co., Inc.	7,486,470
120,894	Morgan Stanley	7,207,700
116,173	Schwab (Charles) Corp. (The)	1,935,442
		32,326,286
	Investment Managers (0.5%)
9,484	Federated Investors, Inc. (Class B)	304,626
17,182	Franklin Resources, Inc.	1,545,521
24,181	Janus Capital Group, Inc.	435,500
13,400	Legg Mason, Inc.	1,285,462
46,652	Mellon Financial Corp.	1,687,869
14,866	Price (T.) Rowe Group, Inc.	1,175,901
		6,434,879

	Life/Health Insurance (0.9%)
56,088	AFLAC, Inc.	2,624,919
42,419	Genworth Financial Inc. (Class A)	1,420,612
32,119	Lincoln National Corp.	1,804,445
85,336	MetLife, Inc.	4,392,244
11,660	Torchmark Corp.	686,541
33,623	UnumProvident Corp.	603,869
		11,532,630
	Major Banks (5.0%)
522,939	Bank of America Corp.	25,310,248
86,842	Bank of New York Co., Inc. (The)	2,885,760
60,281	BB&T Corp.	2,505,881
18,327	Comerica, Inc.	1,003,403
28,004	Huntington Bancshares, Inc.	658,654
45,615	KeyCorp	1,629,368
61,629	National City Corp.	2,272,877
32,902	PNC Financial Services Group	2,267,277
51,379	Regions Financial Corp.	1,739,179
41,744	SunTrust Banks, Inc.	3,160,438
182,678	Wachovia Corp.	9,773,273
188,684	Wells Fargo & Co.	12,522,957
		65,729,315
	Major Telecommunications (3.0%)
43,681	ALLTEL Corp.	2,701,670
436,811	AT&T Inc.	11,383,295
202,411	BellSouth Corp.	6,835,419
16,704	EMBARQ Corp.	696,047
334,076	Sprint Nextel Corp.	7,085,752
329,522	Verizon Communications Inc.	10,284,382
		38,986,565
	Managed Health Care (1.5%)
63,848	Aetna, Inc.	2,455,594
50,511	Caremark Rx, Inc.*	2,423,013
13,631	CIGNA Corp.	1,264,139
18,050	Coventry Health Care, Inc.*	943,112
18,406	Humana, Inc.*	931,896
152,701	UnitedHealth Group Inc.	6,712,736
74,307	WellPoint Inc.*	5,318,895
		20,049,385
	Media Conglomerates (2.0%)
86,997	CBS Corp. (Class B)	2,254,093
246,226	Disney (Walt) Co. (The)	7,509,893
270,262	News Corp Inc. (Class A)	5,153,896
507,238	Time Warner, Inc.	8,729,566
87,004	Viacom, Inc. (Class B)*	3,284,402
		26,931,850
	Medical Distributors (0.5%)
23,533	AmerisourceBergen Corp.	1,025,804
47,506	Cardinal Health, Inc.	3,178,626
34,466	McKesson Corp.	1,706,067
15,609	Patterson Companies, Inc.*	534,608
		6,445,105
	Medical Specialties (1.8%)
20,634	Applera Corp. - Applied Biosystems Group	610,767
11,710	Bard (C.R.), Inc.	866,657
6,054	Bausch & Lomb, Inc.	297,554
73,011	Baxter International, Inc.	2,752,515
27,847	Becton, Dickinson & Co.	1,682,794
27,868	Biomet, Inc.	981,232
129,967	Boston Scientific Corp.*	2,687,718
13,893	Fisher Scientific International, Inc.*	1,031,555
18,110	Hospira, Inc.*	811,509
135,894	Medtronic, Inc.	6,861,288
14,065	Pall Corp.	423,216
14,726	PerkinElmer, Inc.	307,184
41,272	St. Jude Medical, Inc.*	1,407,375
32,899	Stryker Corp.	1,444,266
11,768	Waters Corp.*	490,137
27,896	Zimmer Holdings, Inc.*	1,689,103
		24,344,870

	Miscellaneous Commercial Services (0.1%)
15,511	Cintas Corp.	657,046
14,844	Sabre Holdings Corp. (Class A)	317,662
		974,708
	Miscellaneous Manufacturing (0.1%)
22,889	Dover Corp.	1,117,899

	Motor Vehicles (0.4%)
209,878	Ford Motor Co.	1,502,727
63,669	General Motors Corp.	1,714,606
30,684	Harley-Davidson, Inc.	1,529,597
		4,746,930
	Multi-Line Insurance (1.8%)
292,232	American International Group, Inc.	17,767,706
34,053	Hartford Financial Services Group, Inc. (The)	2,994,621
45,833	Loews Corp.	1,557,405
13,879	Safeco Corp.	768,480
		23,088,212
	Office Equipment/Supplies (0.1%)
12,437	Avery Dennison Corp.	738,633
25,555	Pitney Bowes, Inc.	1,042,133
		1,780,766
	Oil & Gas Pipelines (0.3%)
74,220	El Paso Corp.	1,155,605
11,848	Kinder Morgan, Inc.	1,190,487
66,950	Williams Companies, Inc. (The)	1,513,070
		3,859,162
	Oil & Gas Production (1.4%)
51,890	Anadarko Petroleum Corp.	2,577,376
37,188	Apache Corp.	2,412,758
42,065	Chesapeake Energy Corp.	1,286,769
49,748	Devon Energy Corp.	2,853,545
27,308	EOG Resources, Inc.	1,793,043
13,059	Kerr-McGee Corp.	1,395,354
48,499	Occidental Petroleum Corp.	4,805,766
40,891	XTO Energy Inc.	1,685,527
		18,810,138
	Oil Refining/Marketing (0.6%)
41,298	Marathon Oil Corp.	3,099,415
14,993	Sunoco, Inc.	1,028,370
70,011	Valero Energy Corp.	4,295,175
		8,422,960
	Oilfield Services/Equipment (1.6%)
38,535	Baker Hughes Inc.	3,325,571
36,497	BJ Services Co.	1,337,615
58,122	Halliburton Co.	4,335,320
19,671	National OilwellVarco, Inc.*	1,299,466
133,048	Schlumberger Ltd. (Netherlands Antilles)	8,723,957
39,271	Weatherford International Ltd. (Bermuda)*	2,043,663
		21,065,592
	Other Consumer Services (0.6%)
15,831	Apollo Group, Inc. (Class A)*	828,120
36,888	Block (H.&R.), Inc.	839,202
113,508	Cendant Corp.	1,835,424
129,870	eBay, Inc.*	4,261,035
		7,763,781
	Other Consumer Specialties (0.1%)
16,477	Fortune Brands, Inc.	1,219,298

	Other Metals/Minerals (0.1%)
22,915	Phelps Dodge Corp.	1,963,586

	Packaged Software (2.8%)
67,531	Adobe Systems, Inc.*	1,933,413
25,985	Autodesk, Inc.*	945,594
23,961	BMC Software, Inc.*	482,814
51,370	CA INC.	1,116,270
43,097	Compuware Corp.*	317,194

19,922	Intuit Inc.*	1,101,487
1,000,527	Microsoft Corp.	22,661,937
43,846	Novell, Inc.*	338,930
424,259	Oracle Corp.*	6,032,967
12,506	Parametric Technology Corp.*	166,830
117,464	Symantec Corp.*	1,832,438
		36,929,874
	Personnel Services (0.1%)
14,236	Monster Worldwide, Inc.*	695,713
19,308	Robert Half International, Inc.	792,400
		1,488,113
	Pharmaceuticals: Generic Drugs (0.1%)
11,907	Barr Pharmaceuticals Inc.*	627,499
24,612	Mylan Laboratories, Inc.	514,637
11,442	Watson Pharmaceuticals, Inc.*	289,826
		1,431,962
	Pharmaceuticals: Major (5.9%)
173,229	Abbott Laboratories	7,396,878
220,566	Bristol-Myers Squibb Co.	5,414,895
335,067	Johnson & Johnson	20,177,735
127,221	Lilly (Eli) & Co.	6,569,693
246,233	Merck & Co., Inc.	8,197,097
828,409	Pfizer, Inc.	19,600,157
166,570	Schering-Plough Corp.	3,174,824
151,326	Wyeth	6,921,651
		77,452,930
	Pharmaceuticals: Other (0.3%)
17,074	Allergan, Inc.	1,618,957
36,691	Forest Laboratories, Inc.*	1,375,179
27,255	King Pharmaceuticals, Inc.*	484,594
		3,478,730
	Precious Metals (0.3%)
20,721	Freeport-McMoRan Copper & Gold, Inc. (Class B)	1,160,169
50,302	Newmont Mining Corp.	2,623,249
		3,783,418
	Property - Casualty Insurers (1.2%)
36,290	ACE Ltd. (Cayman Islands)	1,878,733
72,617	Allstate Corp. (The)	3,994,661
45,015	Chubb Corp. (The)	2,274,608
19,602	Cincinnati Financial Corp.	898,556
88,588	Progressive Corp. (The)	2,422,882
78,351	St. Paul Travelers Companies, Inc. (The)	3,449,011
19,638	XL Capital Ltd. (Class A) (Cayman Islands)	1,242,693
		16,161,144
	Publishing: Books/Magazines (0.0%)
4,714	Meredith Corp.	235,936

	Publishing: Newspapers (0.3%)
6,647	Dow Jones & Co., Inc.	229,853
26,804	Gannett Co., Inc.	1,447,684
7,543	Knight-Ridder, Inc.	467,741
16,347	New York Times Co. (The) (Class A)	394,944
9,577	Scripps (E.W.) Co. (Class A)	443,224
29,477	Tribune Co.	879,594
		3,863,040
	Pulp & Paper (0.2%)
55,460	International Paper Co.	1,884,531
20,431	MeadWestvaco Corp.	559,809
		2,444,340
	Railroads (0.8%)
41,991	Burlington Northern Santa Fe Corp.	3,250,523
24,705	CSX Corp.	1,653,259
46,413	Norfolk Southern Corp.	2,448,750
29,829	Union Pacific Corp.	2,768,131
		10,120,663
	Real Estate Investment Trusts (0.9%)
10,872	Apartment Investment & Management Co. (Class A)	470,214
24,016	Archstone-Smith Trust	1,161,174

10,102	Boston Properties, Inc.	855,134
41,805	Equity Office Properties Trust	1,406,738
32,698	Equity Residential	1,441,982
23,925	Kimco Realty Corp.	857,711
20,752	Plum Creek Timber Co., Inc.	741,884
27,414	ProLogis	1,355,622
9,309	Public Storage, Inc.	667,269
20,595	Simon Property Group, Inc.	1,639,980
13,360	Vornado Realty Trust	1,200,931
		11,798,639
	Recreational Products (0.2%)
10,698	Brunswick Corp.	384,379
34,203	Electronic Arts, Inc.*	1,438,920
20,039	Hasbro, Inc.	371,523
43,767	Mattel, Inc.	735,723
		2,930,545
	Regional Banks (1.4%)
38,906	AmSouth Bancorporation	1,042,681
13,915	Compass Bancshares, Inc.	774,370
62,556	Fifth Third Bancorp	2,377,128
14,186	First Horizon National Corp.	566,873
8,934	M&T Bank Corp.	1,028,303
24,999	Marshall & Ilsley Corp.	1,133,455
53,555	North Fork Bancorporation, Inc.	1,578,266
20,856	Northern Trust Corp.	1,166,267
35,268	Synovus Financial Corp.	927,901
202,756	U.S. Bancorp	6,259,078
11,751	Zions Bancorporation	952,183
		17,806,505
	Restaurants (0.8%)
14,807	Darden Restaurants, Inc.	524,316
141,482	McDonald’s Corp.	4,692,958
85,945	Starbucks Corp.*	3,063,939
12,871	Wendy’s International, Inc.	775,864
31,055	Yum! Brands, Inc.	1,565,172
		10,622,249
	Savings Banks (0.6%)
28,829	Golden West Financial Corp.	2,107,400
40,211	Sovereign Bancorp, Inc.	896,705
111,638	Washington Mutual, Inc.	5,125,301
		8,129,406
	Semiconductors (2.4%)
54,142	Advanced Micro Devices, Inc.*	1,672,446
40,452	Altera Corp.*	791,241
41,223	Analog Devices, Inc.	1,390,452
49,594	Broadcom Corp. (Class A)*	1,676,773
46,205	Freescale Semiconductor Inc. (Class B)*	1,442,058
662,350	Intel Corp.	11,935,547
34,418	Linear Technology Corp.	1,161,608
44,100	LSI Logic Corp.*	429,093
36,096	Maxim Integrated Products, Inc.	1,109,230
75,715	Micron Technology, Inc.*	1,253,840
37,997	National Semiconductor Corp.	975,763
38,544	NVIDIA Corp.*	885,741
23,245	PMC - Sierra, Inc.*	224,082
180,178	Texas Instruments Inc.	5,626,959
38,816	Xilinx, Inc.	1,009,216
		31,584,049
	Services to the Health Industry (0.4%)
16,479	Express Scripts, Inc.*	1,207,581
22,432	IMS Health Inc.	605,215
14,107	Laboratory Corp. of America Holdings*	837,392
34,272	Medco Health Solutions Inc.*	1,847,261
18,316	Quest Diagnostics Inc.	1,020,934
		5,518,383
	Specialty Insurance (0.2%)
11,881	Ambac Financial Group, Inc.	952,262
15,088	MBIA Inc.	861,977
9,850	MGIC Investment Corp.	648,820
		2,463,059

	Specialty Stores (0.5%)
16,510	AutoNation, Inc.*	358,102
6,220	AutoZone, Inc.*	564,341
31,575	Bed Bath & Beyond Inc.*	1,110,493
33,291	Office Depot, Inc.*	1,383,907
7,977	OfficeMax Inc.	329,689
82,040	Staples, Inc.	1,927,120
16,015	Tiffany & Co.	547,553
		6,221,205
	Specialty Telecommunications (0.2%)
12,971	CenturyTel, Inc.	463,713
36,980	Citizens Communications Co.	468,906
174,652	Qwest Communications International, Inc.*	1,224,311
		2,156,930
	Steel (0.2%)
9,734	Allegheny Technologies Inc.	619,375
17,497	Nucor Corp.	1,841,909
12,253	United States Steel Corp.	813,354
		3,274,638
	Telecommunication Equipment (1.7%)
13,184	ADC Telecommunications, Inc.*	236,257
17,939	Andrew Corp.*	181,543
65,566	CIENA Corp.*	274,722
22,743	Comverse Technology, Inc.*	512,172
174,058	Corning, Inc.*	4,220,907
503,173	Lucent Technologies Inc.*	1,283,091
281,424	Motorola, Inc.	5,935,232
186,477	QUALCOMM Inc.	8,430,625
50,708	Tellabs, Inc.*	725,124
		21,799,673
	Tobacco (1.4%)
234,964	Altria Group, Inc.	16,999,646
9,631	Reynolds American, Inc.	1,058,832
18,416	UST, Inc.	810,488
		18,868,966
	Tools/Hardware (0.1%)
8,713	Black & Decker Corp.	757,683
6,564	Snap-On, Inc.	274,900
8,156	Stanley Works (The)	395,974
		1,428,557
	Trucks/Construction/Farm Machinery (0.8%)
75,531	Caterpillar Inc.	5,509,987
5,230	Cummins Inc.	576,398
26,672	Deere & Co.	2,283,123
6,946	Navistar International Corp.*	184,625
19,060	PACCAR, Inc.	1,464,761
		10,018,894
	Wholesale Distributors (0.1%)
19,468	Genuine Parts Co.	838,292
8,608	Grainger (W.W.), Inc.	621,153
		1,459,445
	TOTAL COMMON STOCKS
	(Cost $1,098,093,972)	1,297,616,789

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	SHORT-TERM INVESTMENT (1.4%)
	Repurchase Agreement
$17,984	Joint repurchase agreement account 5.02% due 06/01/06 (dated 05/31/06; proceeds $17,986,508)(b)
	(Cost $17,984,000)	17,984,000

TOTAL INVESTMENTS
(Cost $1,116,077,972)(c)(d)	99.9%	1,315,600,789
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,804,353
NET ASSETS	100.0%	$1,317,405,142

 *             Non-income producing security.

**           A portion of this security has been physically segregated in connection with open futures contracts in the amount of $945,000.

(a)          A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(b)          Collateralized by federal agency and U.S. Treasury obligations.

(c)           Securities have been designated as collateral in an amount equal to $19,367,292 in connection with open futures contracts.

(d)          The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $361,251,115 and the aggregate gross unrealized depreciation is $161,728,298, resulting in net unrealized appreciation of $199,522,817.

Futures Contracts Open at May 31, 2006:

		DESCRIPTION,	UNDERLYING
		DELIVERY	FACE
NUMBER OF	LONG /	MONTH,	AMOUNT	UNREALIZED
CONTRACTS	SHORT	AND YEAR	AT VALUE	DEPRECIATION

190	Long	S&P 500 Index E-Mini June 2006	$12,084,950	$(214,067)

25	Long	S&P 500 Index June 2006	7,950,625	(63,250)

		Total Unrealized Depreciation		$(277,317)

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley S&P 500 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006